COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Rental expense	$ 527	$ 342	$ 455
Operating leases, future minimum lease payments due	285	308
Operating leases, future minimum lease payments due in next fiscal year	258	261
Operating leases, future minimum lease payments due in second fiscal year	27	47
Capital commitments for purchase of PP&E	99	2
Royalty expense	269	715	715
Royalty fee commitments, total		269
Technology Knowhow A [Member]
Commitments And Contingencies [Line Items]
Royalty fee commitment, periodic	50
Technology Knowhow B [Member]
Commitments And Contingencies [Line Items]
Royalty fee commitment, periodic	$ 94